UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)


LSV VALUE EQUITY FUND               Shares      Value (000)
---------------------------------------------------------------
COMMON STOCK (98.7%)
AEROSPACE & DEFENSE (2.6%)
   Northrop Grumman                  496,400      $   30,841
   Raytheon                          424,700          17,400
                                                  ------------
                                                      48,241
                                                  ------------
AGRICULTURAL OPERATIONS (0.5%)
   Archer-Daniels-Midland            318,000          10,017
                                                  ------------
AIRCRAFT (1.3%)
   Alaska Air Group*                 135,900           4,339
   ExpressJet Holdings*              191,600           1,358
   Lockheed Martin                   267,000          18,063
                                                  ------------
                                                      23,760
                                                  ------------
APPAREL/TEXTILES (0.7%)
   Jones Apparel Group               204,300           6,391
   VF                                122,900           6,818
                                                  ------------
                                                      13,209
                                                  ------------
AUTOMOTIVE (1.5%)
   Autoliv                           116,800           5,722
   Ford Motor                        462,300           3,967
   Goodyear Tire & Rubber*           743,000          11,620
   Navistar International*           217,900           5,927
                                                  ------------
                                                      27,236
                                                  ------------
AUTOPARTS (0.5%)
   ArvinMeritor                      505,900           8,828
                                                  ------------
BANKS (14.7%)
   AmSouth Bancorp                   212,100           5,856
   Astoria Financial                 159,400           4,591
   Bank of America                 1,476,200          65,292
   Comerica                          407,000          22,576
   Huntington Bancshares             284,600           6,603
   JPMorgan Chase                  1,283,600          51,023
   Keycorp                           812,800          28,765
   National City                     301,300          10,299
   North Fork Bancorporation         160,700           4,133
   Popular                           209,200           4,249
   Regions Financial                 197,900           6,566
   UnionBanCal                        98,900           6,635
   US Bancorp                        610,900          18,272
   Wachovia                          448,700          24,602
   Washington Mutual                 285,600          12,087
                                                  ------------
                                                     271,549
                                                  ------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
   CBS, Cl B                         394,050          10,297
                                                  ------------
BUILDING & CONSTRUCTION (2.0%)
   KB Home                           127,800           9,738
   Lafarge North America              93,300           5,749
   Masco                             398,500          11,816
   NVR*                                7,900           6,275
   Walter Industries                  66,000           4,174
                                                  ------------
                                                      37,752
                                                  ------------
CHEMICALS (1.7%)
   Eastman Chemical                  154,800           7,463
   FMC*                              109,200           6,161
   Lubrizol                          157,200           7,190
   OM Group*                          87,900           1,891
   PPG Industries                    133,000           7,914
                                                  ------------
                                                      30,619
                                                  ------------
COMMERCIAL SERVICES (1.1%)
   Convergys*                        734,800          12,638


LSV VALUE EQUITY FUND               Shares      Value (000)
---------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)
   Sabre Holdings, Cl A              328,600      $    8,051
                                                  ------------
                                                      20,689
                                                  ------------
COMMUNICATIONS (0.7%)
   AT&T                              485,500          12,599
                                                  ------------
COMPUTERS & SERVICES (5.6%)
   Computer Sciences*                134,900           6,839
   Hewlett-Packard                 1,234,200          38,482
   International Business
    Machines                         368,300          29,943
   Reynolds & Reynolds, Cl A         243,900           6,927
   Sybase*                           285,500           6,164
   United Online                     344,600           4,711
   Western Digital*                  455,900           9,966
                                                  ------------
                                                     103,032
                                                  ------------
CONSUMER DISCRETIONARY (0.1%)
   Energizer Holdings*                36,000           1,948
                                                  ------------
CONSUMER PRODUCTS (0.4%)
   Mattel                            462,200           7,626
                                                  ------------
DIVERSIFIED MANUFACTURING (0.6%)
   Teleflex                          127,000           8,010
   Tredegar                          149,400           2,230
                                                  ------------
                                                      10,240
                                                  ------------
ELECTRICAL SERVICES (5.1%)
   American Electric Power           743,300          27,740
   FirstEnergy                       183,600           9,198
   OGE Energy                        217,300           5,900
   Pinnacle West Capital             148,100           6,311
   Sempra Energy                      66,500           3,195
   TXU                               377,400          19,112
   Xcel Energy                     1,160,100          22,529
                                                  ------------
                                                      93,985
                                                  ------------
FINANCIAL SERVICES (10.0%)
   AG Edwards                        128,500           6,113
   Bear Stearns                       58,700           7,423
   CIT Group                         459,600          24,515
   Citigroup                       1,585,400          73,848
   Countrywide Credit Industry       103,400           3,458
   Freddie Mac                       104,300           7,078
   Goldman Sachs Group               236,100          33,349
   Lehman Brothers Holdings           75,400          10,590
   Morgan Stanley                    296,300          18,207
                                                  ------------
                                                     184,581
                                                  ------------
FOOD, BEVERAGE & TOBACCO (1.3%)
   Altria Group                       81,700           5,910
   Molson Coors Brewing, Cl B         16,300           1,019
   PepsiAmericas                     171,300           4,195
   Supervalu                         208,900           6,670
   Tyson Foods, Cl A                 395,700           5,671
                                                  ------------
                                                      23,465
                                                  ------------
GAS/NATURAL GAS (0.3%)
   Nicor                             143,000           5,849
                                                  ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.4%)
   Furniture Brands
   International                     473,200          11,385
   Maytag                            210,300           3,621
   Whirlpool                         122,900           9,916
                                                  ------------
                                                      24,922
                                                  ------------
INSURANCE (10.5%)
   Allstate                          262,100          13,642
   American Financial Group          131,400           4,943
   AmerUs Group                      120,300           7,383

SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)


LSV VALUE EQUITY FUND                 Shares      Value (000)
---------------------------------------------------------------
INSURANCE (CONTINUED)
   AON                               198,500      $    6,793
   Chubb                             113,700          10,728
   Cigna                              50,400           6,129
   Cincinnati Financial              152,000           6,922
   Hartford Financial Services
    Group                            135,000          11,101
   Jefferson-Pilot                    86,100           5,022
   Lincoln National                  117,700           6,418
   Loews                              71,600           7,066
   MBIA                              105,700           6,507
   Metlife                           139,800           7,012
   MGIC Investment                   153,200          10,113
   Nationwide Financial Services,
    Cl A                             123,100           5,239
   Old Republic International        264,125           5,666
   Principal Financial Group         301,900          14,238
   Prudential Financial              236,600          17,825
   Radian Group                      118,004           6,753
   Safeco                            120,200           6,280
   St Paul Travelers                 354,800          16,101
   Stancorp Financial Group          136,200           6,776
   Torchmark                          79,300           4,449
                                                  ------------
                                                     193,106
                                                  ------------
LEASING & RENTING (0.9%)
   Ryder System                      165,100           7,380
   United Rentals*                   285,000           8,353
                                                  ------------
                                                      15,733
                                                  ------------
MACHINERY (1.2%)
   Albany International, Cl A        119,800           4,433
   Cummins                            74,600           7,259
   Johnson Controls                   77,400           5,359
   Stanley Works                      79,800           3,913
   Tecumseh Products, Cl A            32,900             834
                                                  ------------
                                                      21,798
                                                  ------------
PAPER & PAPER PRODUCTS (0.4%)
   MeadWestvaco                      307,600           8,210
                                                  ------------
PETROLEUM & FUEL PRODUCTS (13.7%)
   Amerada Hess                       81,000          12,539
   Anadarko Petroleum                102,200          11,019
   Chevron                           873,400          51,863
   ConocoPhillips                    585,900          37,908
   Exxon Mobil                     1,386,700          87,016
   Marathon Oil                      222,900          17,134
   Occidental Petroleum               88,100           8,608
   Sunoco                            183,300          17,450
   Tesoro                            111,500           8,080
                                                  ------------
                                                     251,617
                                                  ------------
PETROLEUM REFINING (0.8%)
   Devon Energy                      218,600          14,911
                                                  ------------
PHARMACEUTICALS (6.5%)
   Alpharma, Cl A                    218,300           7,302
   King Pharmaceuticals*             349,200           6,548
   Merck                             960,900          33,151
   Pfizer                          2,822,000          72,469
                                                  ------------
                                                     119,470
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.3%)
   Eastman Kodak                     235,000           5,899
                                                  ------------
PRINTING & PUBLISHING (1.5%)
   American Greetings, Cl A          310,900           6,345
   Knight Ridder                      71,400           4,445


                                 Shares/Face
LSV VALUE EQUITY FUND            Amount (000)   Value (000)
---------------------------------------------------------------
PRINTING & PUBLISHING (CONTINUED)
   Viacom, Cl B*                     394,050      $   16,345
                                                  ------------
                                                      27,135
                                                  ------------
RAILROADS (0.7%)
   Burlington Northern Santa Fe      158,700          12,715
                                                  ------------
RETAIL (2.8%)
   Albertson's                       225,300           5,666
   Barnes & Noble                    120,100           5,095
   BJ's Wholesale Club*              153,300           4,927
   Darden Restaurants                169,000           6,872
   Federated Department Stores        88,900           5,923
   Jack in the Box*                   50,800           2,020
   JC Penney                          46,626           2,602
   Ltd Brands                        232,600           5,503
   Safeway                           287,000           6,727
   Talbots                           247,700           6,903
                                                  ------------
                                                      52,238
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS (0.9%)
   Freescale Semiconductor, Cl B*     18,417             465
   Intel                             403,300           8,578
   Sanmina-SCI*                    1,588,500           6,688
                                                  ------------
                                                      15,731
                                                  ------------
SPECIALTY CHEMICALS (0.1%)
   Sherwin-Williams                   50,500           2,671
                                                  ------------
STEEL & STEEL WORKS (1.1%)
   Steel Dynamics                    192,400           8,931
   United States Steel               195,300          11,669
                                                  ------------
                                                      20,600
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS (4.0%)
   BellSouth                         730,500          21,016
   CenturyTel                        274,400           9,138
   Verizon Communications          1,354,800          42,893
                                                  ------------
                                                      73,047
                                                  ------------
TRUCKING (0.6%)
   Arkansas Best                     139,600           5,976
   Swift Transportation*             236,300           5,584
                                                  ------------
                                                      11,560
                                                  ------------
TOTAL COMMON STOCK
   (Cost $1,618,953)                               1,816,885
                                                  ------------
WARRANTS (0.0%)
   Washington Mutual(A)*              25,900               3
                                                  ------------
TOTAL WARRANTS
   (Cost $0)                                               3
                                                  ------------
REPURCHASE AGREEMENT (1.1%)
  Morgan Stanley
     4.000%, dated 01/31/06
    to be repurchased on
    02/01/06 repurchase price
    $20,790,577
    (collateralized by a U.S.
    Treasury Bond, par value
    $17,187,451, 12.000%,
    08/15/13; total market
    value $21,204,136)
   (Cost $20,788)                   $ 20,788          20,788
                                                  ------------

SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)


LSV VALUE EQUITY FUND                           Value (000)
---------------------------------------------------------------
TOTAL INVESTMENTS (99.8%) +
   (Cost $1,639,741)                              $ 1,837,676
                                                  ============

       Percentages are based on Net Assets of $1,840,803,834.

     * Non-income producing security.

   (A) This warrant represents a potential distribution
       settlement in   a legal claim and does not have a
       strike price or expiration date.

    Cl -- Class

     + At January 31, 2006, the tax basis cost of the Fund's investments was $1,639,741 (000), and the unrealized appreciation and depreciation were $231,232 (000) and $(33,297) (000), respectively.

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
LSV-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund

                                                /s/ James F. Volk
By (Signature and Title)*                       ---------------------------
                                                James F. Volk
                                                President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                /s/ James F. Volk
By (Signature and Title)*                       ----------------------------
                                                James F. Volk
                                                President


Date: March 21, 2006
                                                /s/ Michael Lawson
By (Signature and Title)*                       ----------------------------
                                                Michael Lawson
                                                Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.